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 						           File Number: 33-84546
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933


                                                                 October 1, 2020


                        PIONEER HIGH YIELD VCT PORTFOLIO


SUPPLEMENT TO THE PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT
               OF ADDITIONAL INFORMATION, EACH DATED MAY 1, 2020


NEW EXPENSE LIMITATIONS
Effective October 1, 2020, the portfolio is implementing new expense limitations as follows:

Class I shares - 0.90%

Class II shares - 1.15%

Amundi Pioneer has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all portfolio expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce portfolio expenses to the above amounts. These expense limitations will be in effect through May 1, 2022.


















                                                                   32288-00-1020
                                (Copyright)2020 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC